Distribution Date:	12/17/25	BBCMS Mortgage Trust 2017-C1
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Balances	8		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 230-9025
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23-24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27-28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07332VAZ8	2.010000%	22,421,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07332VBA2	3.189000%	66,989,474.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	07332VBC8	3.412000%	152,631,581.00	109,237,686.60	0.00	310,599.16	0.00	0.00	310,599.16	109,237,686.60	36.36%	30.00%
A-4	07332VBD6	3.674000%	319,560,000.00	319,560,000.00	0.00	978,386.20	0.00	0.00	978,386.20	319,560,000.00	36.36%	30.00%
A-SB	07332VBB0	3.488000%	37,421,053.00	8,980,336.35	651,822.01	26,102.84	0.00	0.00	677,924.85	8,328,514.34	36.36%	30.00%
A-S	07332VBE4	3.898000%	66,320,000.00	66,320,000.00	0.00	215,429.47	0.00	0.00	215,429.47	66,320,000.00	26.71%	22.25%
B	07332VBF1	4.089000%	43,856,843.00	43,856,843.00	0.00	149,442.19	0.00	0.00	149,442.19	43,856,843.00	20.32%	17.13%
C	07332VBG9	4.441000%	38,509,474.00	38,509,474.00	0.00	142,517.15	0.00	0.00	142,517.15	38,509,474.00	14.72%	12.63%
D	07332VAA3	3.545393%	43,856,846.00	43,856,846.00	0.00	129,574.80	0.00	0.00	129,574.80	43,856,846.00	8.33%	7.50%
E	07332VAC9	3.445393%	21,393,690.00	21,393,690.00	0.00	24,395.66	0.00	0.00	24,395.66	21,393,690.00	5.22%	5.00%
F	07332VAE5	3.445393%	8,556,843.00	8,556,843.00	0.00	0.00	0.00	0.00	0.00	8,556,843.00	3.97%	4.00%
G*	07332VAG0	3.445393%	8,557,895.00	8,557,895.00	0.00	0.00	0.00	0.00	0.00	8,557,895.00	2.73%	3.00%
H	07332VAJ4	3.445393%	25,672,986.00	18,742,091.72	0.00	0.00	0.00	0.00	0.00	18,742,091.72	0.00%	0.00%
V	07332VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07332VAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			855,747,738.00	687,571,705.67	651,822.01	1,976,447.47	0.00	0.00	2,628,269.48	686,919,883.66

X-A	07332VBJ3	1.440585%	599,023,161.00	437,778,022.95	0.00	525,546.96	0.00	0.00	525,546.96	437,126,200.94
X-B	07332VBH7	1.071364%	110,176,843.00	110,176,843.00	0.00	98,366.24	0.00	0.00	98,366.24	110,176,843.00
X-D	07332VAL9	1.081269%	82,366,320.00	82,366,320.00	0.00	74,216.77	0.00	0.00	74,216.77	82,366,320.00
X-E	07332VAN5	1.600000%	21,393,690.00	21,393,690.00	0.00	28,524.92	0.00	0.00	28,524.92	21,393,690.00
X-F	07332VAQ8	1.600000%	8,556,843.00	8,556,843.00	0.00	11,409.12	0.00	0.00	11,409.12	8,556,843.00
X-G	07332VAS4	1.600000%	8,557,895.00	8,557,895.00	0.00	11,410.53	0.00	0.00	11,410.53	8,557,895.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	07332VAU9	1.600000%	25,672,986.00	18,742,091.72	0.00	24,989.46	0.00	0.00	24,989.46	18,742,091.72
Notional SubTotal			855,747,738.00	687,571,705.67	0.00	774,464.00	0.00	0.00	774,464.00	686,919,883.66

Deal Distribution Total					651,822.01	2,750,911.47	0.00	0.00	3,402,733.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07332VAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07332VBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	07332VBC8	715.69517844	0.00000000	2.03495999	0.00000000	0.00000000	0.00000000	0.00000000	2.03495999	715.69517844
A-4	07332VBD6	1,000.00000000	0.00000000	3.06166667	0.00000000	0.00000000	0.00000000	0.00000000	3.06166667	1,000.00000000
A-SB	07332VBB0	239.98085650	17.41859081	0.69754424	0.00000000	0.00000000	0.00000000	0.00000000	18.11613505	222.56226569
A-S	07332VBE4	1,000.00000000	0.00000000	3.24833338	0.00000000	0.00000000	0.00000000	0.00000000	3.24833338	1,000.00000000
B	07332VBF1	1,000.00000000	0.00000000	3.40749994	0.00000000	0.00000000	0.00000000	0.00000000	3.40749994	1,000.00000000
C	07332VBG9	1,000.00000000	0.00000000	3.70083346	0.00000000	0.00000000	0.00000000	0.00000000	3.70083346	1,000.00000000
D	07332VAA3	1,000.00000000	0.00000000	2.95449427	0.00000000	0.00000000	0.00000000	0.00000000	2.95449427	1,000.00000000
E	07332VAC9	1,000.00000000	0.00000000	1.14032035	1.73084026	10.66743512	0.00000000	0.00000000	1.14032035	1,000.00000000
F	07332VAE5	1,000.00000000	0.00000000	0.00000000	2.87116054	17.77944155	0.00000000	0.00000000	0.00000000	1,000.00000000
G	07332VAG0	1,000.00000000	0.00000000	0.00000000	2.87116049	18.59806062	0.00000000	0.00000000	0.00000000	1,000.00000000
H	07332VAJ4	730.03162624	0.00000000	0.00000000	2.09603822	45.30912805	0.00000000	0.00000000	0.00000000	730.03162624
V	07332VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07332VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07332VBJ3	730.81986049	0.00000000	0.87733997	0.00000000	0.00000000	0.00000000	0.00000000	0.87733997	729.73171890
X-B	07332VBH7	1,000.00000000	0.00000000	0.89280322	0.00000000	0.00000000	0.00000000	0.00000000	0.89280322	1,000.00000000
X-D	07332VAL9	1,000.00000000	0.00000000	0.90105725	0.00000000	0.00000000	0.00000000	0.00000000	0.90105725	1,000.00000000
X-E	07332VAN5	1,000.00000000	0.00000000	1.33333333	0.00000000	0.00000000	0.00000000	0.00000000	1.33333333	1,000.00000000
X-F	07332VAQ8	1,000.00000000	0.00000000	1.33333287	0.00000000	0.00000000	0.00000000	0.00000000	1.33333287	1,000.00000000
X-G	07332VAS4	1,000.00000000	0.00000000	1.33333372	0.00000000	0.00000000	0.00000000	0.00000000	1.33333372	1,000.00000000
X-H	07332VAU9	730.03162624	0.00000000	0.97337567	0.00000000	0.00000000	0.00000000	0.00000000	0.97337567	730.03162624

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/25 - 11/30/25	30	0.00	310,599.16	0.00	310,599.16	0.00	0.00	0.00	310,599.16	0.00
A-4	11/01/25 - 11/30/25	30	0.00	978,386.20	0.00	978,386.20	0.00	0.00	0.00	978,386.20	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	26,102.84	0.00	26,102.84	0.00	0.00	0.00	26,102.84	0.00
X-A	11/01/25 - 11/30/25	30	0.00	525,546.96	0.00	525,546.96	0.00	0.00	0.00	525,546.96	0.00
X-B	11/01/25 - 11/30/25	30	0.00	98,366.24	0.00	98,366.24	0.00	0.00	0.00	98,366.24	0.00
X-D	11/01/25 - 11/30/25	30	0.00	74,216.77	0.00	74,216.77	0.00	0.00	0.00	74,216.77	0.00
X-E	11/01/25 - 11/30/25	30	0.00	28,524.92	0.00	28,524.92	0.00	0.00	0.00	28,524.92	0.00
X-F	11/01/25 - 11/30/25	30	0.00	11,409.12	0.00	11,409.12	0.00	0.00	0.00	11,409.12	0.00
X-G	11/01/25 - 11/30/25	30	0.00	11,410.53	0.00	11,410.53	0.00	0.00	0.00	11,410.53	0.00
X-H	11/01/25 - 11/30/25	30	0.00	24,989.46	0.00	24,989.46	0.00	0.00	0.00	24,989.46	0.00
A-S	11/01/25 - 11/30/25	30	0.00	215,429.47	0.00	215,429.47	0.00	0.00	0.00	215,429.47	0.00
B	11/01/25 - 11/30/25	30	0.00	149,442.19	0.00	149,442.19	0.00	0.00	0.00	149,442.19	0.00
C	11/01/25 - 11/30/25	30	0.00	142,517.15	0.00	142,517.15	0.00	0.00	0.00	142,517.15	0.00
D	11/01/25 - 11/30/25	30	0.00	129,574.80	0.00	129,574.80	0.00	0.00	0.00	129,574.80	0.00
E	11/01/25 - 11/30/25	30	190,639.38	61,424.73	0.00	61,424.73	37,029.06	0.00	0.00	24,395.66	228,215.80
F	11/01/25 - 11/30/25	30	127,202.60	24,568.07	0.00	24,568.07	24,568.07	0.00	0.00	0.00	152,135.89
G	11/01/25 - 11/30/25	30	134,203.84	24,571.09	0.00	24,571.09	24,571.09	0.00	0.00	0.00	159,160.25
H	11/01/25 - 11/30/25	30	1,106,232.88	53,811.56	0.00	53,811.56	53,811.56	0.00	0.00	0.00	1,163,220.61
Totals			1,558,278.70	2,890,891.26	0.00	2,890,891.26	139,979.78	0.00	0.00	2,750,911.47	1,702,732.55

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,402,733.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,900,623.60	Master Servicing Fee	3,843.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,064.62
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	286.49
ARD Interest	0.00	Operating Advisor Fee	1,081.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	166.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,900,623.60	Total Fees	9,732.35

Principal		Expenses/Reimbursements
Scheduled Principal	651,822.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	102,459.07
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	36,218.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,301.97
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	651,822.01	Total Expenses/Reimbursements	139,979.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,750,911.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	651,822.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,402,733.48
Total Funds Collected	3,552,445.61	Total Funds Distributed	3,552,445.62

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	687,571,705.67	687,571,705.67	Beginning Certificate Balance	687,571,705.67
(-) Scheduled Principal Collections	651,822.01	651,822.01	(-) Principal Distributions	651,822.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	686,919,883.66	686,919,883.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	687,761,404.95	687,761,404.95	Ending Certificate Balance	686,919,883.66
Ending Actual Collateral Balance	687,127,661.63	687,127,661.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP
	9,999,999 or less	24	144,176,656.10	20.99%	13	4.9855	1.789395	1.39 or less	15	205,025,204.46	29.85%	13	5.2212	0.578547
10,000,000 to 19,999,999		8	119,551,262.80	17.40%	13	5.1332	1.350495	1.40 to 1.49	3	36,442,622.49	5.31%	14	4.9247	1.429023
20,000,000 to 24,999,999		2	43,201,272.20	6.29%	14	4.9457	1.994705	1.50 to 1.59	5	87,039,836.12	12.67%	12	5.1340	1.528255
25,000,000 to 49,999,999		2	64,962,909.49	9.46%	13	5.0189	1.563926	1.60 to 1.69	4	41,040,553.23	5.97%	14	5.2126	1.663522
	50,000,000 or greater	4	223,250,000.00	32.50%	13	5.0492	1.243787	1.70 to 1.79	2	60,701,574.71	8.84%	14	5.0326	1.764418
	Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226	1.80 to 1.99	1	50,000,000.00	7.28%	13	4.7620	1.816100
								2.00 or greater	10	114,892,309.58	16.73%	13	4.7446	2.741662
								Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP
							Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP
Alabama	2	50,837,705.42	7.40%	13	4.7686	1.812012
							Industrial	11	8,499,009.43	1.24%	12	4.7630	1.432800
California	13	127,400,060.07	18.55%	13	4.8094	1.366308
							Lodging	9	96,461,401.02	14.04%	14	5.4599	0.840191
Connecticut	1	19,169,775.31	2.79%	14	4.7975	1.401500
							Mixed Use	1	37,000,000.00	5.39%	13	4.2993	2.813600
Florida	3	104,736,747.24	15.25%	13	5.2153	1.775014
							Multi-Family	6	35,074,573.57	5.11%	11	4.4493	2.447387
Illinois	8	5,574,025.67	0.81%	12	4.7630	1.432800
							Office	6	257,382,684.80	37.47%	13	5.0787	1.225157
Indiana	1	4,656,544.73	0.68%	14	5.3900	1.163100
							Retail	13	148,624,431.76	21.64%	13	5.0747	1.519211
Kansas	1	10,207,284.69	1.49%	14	5.1300	1.685600
							Self Storage	2	12,100,000.00	1.76%	13	4.6089	3.914412
Maryland	1	10,926,332.96	1.59%	12	5.3800	1.048600
							Totals	62	686,919,883.66	100.00%	13	5.0622	1.498226
Michigan	2	20,224,736.87	2.94%	13	5.2953	1.526877

Mississippi	2	6,498,941.29	0.95%	14	5.5450	1.070062

Missouri	2	5,767,252.40	0.84%	14	5.3999	1.535716

Nevada	1	13,453,251.32	1.96%	13	5.9500	1.138800

New York	1	56,250,000.00	8.19%	14	5.2788	(0.072800)

North Carolina	1	23,201,272.20	3.38%	14	5.5030	1.288800

Ohio	1	6,297,429.69	0.92%	14	5.6500	0.841500

Pennsylvania	1	15,171,918.58	2.21%	13	5.1510	1.693900

Tennessee	1	9,403,149.40	1.37%	11	4.1460	0.989900

Texas	2	10,224,363.88	1.49%	14	5.5141	1.596700

Washington	2	93,000,000.00	13.54%	14	4.7857	2.183991

Wisconsin	2	2,141,308.87	0.31%	12	4.7630	1.432800

Totals	62	686,919,883.66	100.00%	13	5.0622	1.498226

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	105,952,986.12	15.42%	12	4.3157	1.982935	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	5	89,768,784.74	13.07%	13	4.7490	1.974107	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	17	301,907,940.25	43.95%	13	5.1958	1.158404	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	8	97,512,389.48	14.20%	13	5.6115	1.516179	49 months or greater	40	595,142,100.59	86.64%	13	5.0399	1.486853
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226
	Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP
	60 months or less	40	595,142,100.59	86.64%	13	5.0399	1.486853	Interest Only	11	323,250,000.00	47.06%	13	4.9024	1.477124
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	29	271,892,100.59	39.58%	13	5.2033	1.498419
	Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	91,777,783.07	13.36%	13	5.2073	NAP			No outstanding loans in this group
Underwriter's Information		3	31,162,924.67	4.54%	13	4.6089	2.100225
	12 months or less	35	555,298,267.31	80.84%	13	5.0544	1.454624
	13 months to 24 months	2	8,680,908.61	1.26%	14	5.6569	1.346542
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	686,919,883.66	100.00%	13	5.0622	1.498226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571629	OF	Coral Gables	FL	Actual/360	5.020%	255,183.33	0.00	0.00	N/A	12/06/26	--	61,000,000.00	61,000,000.00	12/06/25
2	883100678	OF	New York	NY	Actual/360	5.279%	247,443.75	0.00	0.00	N/A	02/06/27	--	56,250,000.00	56,250,000.00	12/06/24
3	883100682	OF	Seattle	WA	Actual/360	5.107%	238,326.67	0.00	0.00	N/A	02/06/27	--	56,000,000.00	56,000,000.00	12/06/25
4	883100673	RT	Birmingham	AL	Actual/360	4.762%	198,416.67	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	12/01/25
6	300571647	OF	Orlando	FL	Actual/360	5.520%	161,089.61	56,569.90	0.00	N/A	01/06/27	--	35,019,479.39	34,962,909.49	12/06/25
7	307340007	MU	Seattle	WA	Actual/360	4.299%	71,655.00	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	12/06/25
7A	307340107				Actual/360	4.299%	60,906.75	0.00	0.00	N/A	01/06/27	--	17,000,000.00	17,000,000.00	12/06/25
8	307340008	OF	Los Angeles	CA	Actual/360	4.435%	110,875.00	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	12/06/25
9	307340009	LO	Garden Grove	CA	Actual/360	5.395%	85,198.07	27,048.17	0.00	N/A	02/06/27	--	18,949,748.11	18,922,699.94	12/06/25
9A	307340109				Actual/360	5.395%	42,599.03	13,524.09	0.00	N/A	02/06/27	--	9,474,874.05	9,461,349.96	12/06/25
10	883100687	LO	Charlotte	NC	Actual/360	5.503%	106,611.52	46,742.33	0.00	N/A	02/06/27	--	23,248,014.53	23,201,272.20	12/06/25
12	307340012	OF	New Haven	CT	Actual/360	4.798%	76,809.15	42,517.84	0.00	N/A	02/06/27	--	19,212,293.15	19,169,775.31	12/06/25
13	883100622	MF	San Bernardino	CA	Actual/360	4.269%	32,815.67	22,258.99	0.00	N/A	11/06/26	--	9,224,145.46	9,201,886.47	12/06/25
14	883100621	MF	Buena Park	CA	Actual/360	4.269%	31,434.88	21,322.40	0.00	N/A	11/06/26	--	8,836,021.68	8,814,699.28	12/06/25
15	307340015	RT	Moreno Valley	CA	Actual/360	5.098%	65,001.61	32,707.23	0.00	N/A	01/06/27	07/06/26	15,300,497.55	15,267,790.32	12/06/25
17	883100670	RT	Indiana	PA	Actual/360	5.151%	65,222.89	22,697.25	0.00	N/A	01/06/27	--	15,194,615.83	15,171,918.58	12/06/25
18	300571645	RT	Las Vegas	NV	Actual/360	5.950%	66,832.64	25,600.02	0.00	N/A	01/06/27	--	13,478,851.34	13,453,251.32	12/06/25
19	883100664	IN	Various	Various	Actual/360	4.763%	33,790.58	14,258.32	0.00	N/A	12/06/26	--	8,513,267.75	8,499,009.43	12/06/25
19A	307340664				Actual/360	4.763%	12,590.92	5,275.32	0.00	N/A	12/06/26	--	3,172,182.33	3,166,907.01	12/06/25
19B	307341664				Actual/360	4.763%	10,968.06	3,571.20	0.00	N/A	12/06/26	--	2,763,315.66	2,759,744.46	12/06/25
20	883100672	SS	Redwood City	CA	Actual/360	5.082%	64,583.75	0.00	0.00	N/A	01/06/27	10/06/26	15,250,000.00	15,250,000.00	12/06/25
21	883100671	RT	Muskegon	MI	Actual/360	5.251%	64,324.75	0.00	0.00	N/A	01/06/27	--	14,700,000.00	14,700,000.00	12/06/25
23	300571648	LO	New Bern	NC	Actual/360	5.970%	55,620.97	21,173.60	0.00	N/A	01/06/27	10/06/26	11,180,094.96	11,158,921.36	12/06/25
24	300571658	LO	Overland Park	KS	Actual/360	5.130%	43,728.68	21,646.68	0.00	N/A	02/06/27	--	10,228,931.37	10,207,284.69	12/06/25
25	300571641	RT	Baltimore	MD	Actual/360	5.380%	49,067.84	18,166.12	0.00	N/A	12/06/26	--	10,944,499.08	10,926,332.96	12/06/25
26	883100676	OF	Boynton Beach	FL	Actual/360	5.087%	44,301.19	18,046.20	0.00	N/A	01/06/27	10/06/26	10,450,448.91	10,432,402.71	12/06/25
27	307340027	LO	Gainesville	FL	Actual/360	5.359%	39,264.49	18,031.64	0.00	N/A	02/06/27	--	8,791,869.39	8,773,837.75	12/06/25
28	307340028	RT	Memphis	TN	Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28A	307340128				Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	12/01/25
29	883100668	RT	Kittanning	PA	Actual/360	4.928%	31,686.76	13,649.65	0.00	N/A	01/06/27	09/06/26	7,715,932.75	7,702,283.10	12/06/25
30	300571654	RT	Folsom	CA	Actual/360	5.150%	30,140.00	14,907.16	0.00	N/A	01/06/27	--	7,022,912.92	7,008,005.76	12/06/25
31	300571639	RT	Los Angeles	CA	Actual/360	5.400%	34,451.09	11,032.90	0.00	N/A	12/06/26	--	7,655,798.12	7,644,765.22	12/06/25
32	307340032	RT	Montclair	CA	Actual/360	5.064%	30,128.14	11,506.47	0.00	N/A	02/06/27	--	7,140,075.52	7,128,569.05	12/06/25
33	300571659	MF	Houston	TX	Actual/360	5.250%	28,622.99	13,620.59	0.00	N/A	02/06/27	11/06/26	6,542,397.79	6,528,777.20	12/06/25
35	300571664	LO	Bowling Green	OH	Actual/360	5.650%	29,708.92	12,429.29	0.00	N/A	02/06/27	--	6,309,858.98	6,297,429.69	12/06/25
36	883100628	MF	Inglewood	CA	Actual/360	4.269%	20,858.66	14,148.51	0.00	N/A	11/06/26	--	5,863,154.17	5,849,005.66	12/06/25
37	307340037	LO	Rancho Cordova	CA	Actual/360	5.577%	26,034.39	17,272.96	0.00	N/A	02/06/27	--	5,602,106.39	5,584,833.43	12/06/25
39	307340039	MF	Lansing	MI	Actual/360	5.413%	25,000.66	17,622.53	0.00	N/A	12/06/26	--	5,542,359.40	5,524,736.87	12/06/25
40	883100684	RT	Pflugerville	TX	Actual/360	5.221%	26,975.17	0.00	0.00	N/A	02/06/27	--	6,200,000.00	6,200,000.00	12/06/25
41	307340041	SS	Redlands	CA	Actual/360	4.680%	23,792.03	0.00	0.00	N/A	01/06/27	--	6,100,000.00	6,100,000.00	12/06/25
42	307340042	SS	National City	CA	Actual/360	4.536%	22,681.00	0.00	0.00	N/A	12/06/26	--	6,000,000.00	6,000,000.00	12/06/25
43	300571663	LO	Jackson	MS	Actual/360	5.660%	23,652.27	9,864.08	0.00	N/A	02/06/27	--	5,014,616.05	5,004,751.97	09/06/24
44	300571661	LO	Kansas City	MO	Actual/360	5.500%	22,887.43	10,044.33	0.00	N/A	02/06/27	--	4,993,621.83	4,983,577.50	12/06/25
45	300571665	RT	Lafayette	IN	Actual/360	5.390%	20,952.54	8,214.61	0.00	N/A	02/06/27	--	4,664,759.34	4,656,544.73	03/06/25
47	307340047	LO	Wichita Falls	TX	Actual/360	5.966%	20,066.66	12,043.66	0.00	N/A	01/06/27	--	4,036,407.54	4,024,363.88	12/06/25
48	307340048	RT	MacClenny	FL	Actual/360	5.277%	18,015.45	7,378.40	0.00	N/A	10/06/26	--	4,097,137.04	4,089,758.64	12/06/25
49	300571638	RT	Taft	CA	Actual/360	5.330%	17,257.25	8,093.94	0.00	N/A	12/06/26	09/06/26	3,885,308.77	3,877,214.83	12/06/25
50	300571656	MH	Grove City	OH	Actual/360	5.070%	15,376.72	6,267.59	0.00	N/A	11/06/26	--	3,639,461.14	3,633,193.55	12/06/25
51	883100633	MF	Panorama City	CA	Actual/360	4.269%	11,751.36	7,970.99	0.00	N/A	11/06/26	--	3,303,185.36	3,295,214.37	12/06/25
53	307340053	RT	New York	NY	Actual/360	5.194%	12,937.45	6,269.54	0.00	N/A	11/06/26	--	2,988,726.22	2,982,456.68	12/06/25
54	300571631	SS	Rockledge	FL	Actual/360	5.130%	13,256.43	5,348.31	0.00	N/A	09/06/26	--	3,100,919.71	3,095,571.40	12/06/25
55	883100630	MF	Tehachapi	CA	Actual/360	4.269%	8,519.74	5,778.96	0.00	N/A	11/06/26	--	2,394,809.88	2,389,030.92	12/06/25
56	300571642	RT	Various	Various	Actual/360	5.160%	10,045.65	4,303.72	0.00	N/A	12/06/26	--	2,336,198.46	2,331,894.74	12/06/25
57	300571640	MH	Various	MI	Actual/360	5.670%	8,673.49	2,896.52	0.00	N/A	01/01/27	10/01/26	1,835,658.33	1,832,761.81	12/01/25
Totals							2,900,623.60	651,822.01	0.00				687,571,705.67	686,919,883.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,620,517.01	2,481,967.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,241,900.00	79,477.27	01/01/25	06/30/25	07/11/25	22,961,019.98	752,465.98	145,768.43	2,104,071.91	0.00	0.00
3	6,313,071.06	2,852,299.61	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,230,271.45	19,425,420.14	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,105,371.66	4,905,639.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,271,877.55	13,334,701.50	07/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,215,314.20	1,612,178.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,679,181.64	591,963.81	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,696,473.00	2,494,499.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,540,477.72	2,712,083.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,519,552.00	1,287,242.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,420,421.00	726,251.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,735,963.00	1,425,694.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,348,650.56	997,335.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,281,027.17	2,032,381.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,452,338.51	1,015,812.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,597,483.41	1,506,564.92	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	958,189.07	459,465.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,492,114.45	1,197,172.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,808,289.00	3,785,442.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	723,168.97	598,123.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	493,907.89	85,638.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,008,264.00	882,294.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	326,546.76	496,844.12	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	827,668.00	234,063.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	(280,675.54)	(109,450.56)	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	764,417.56	548,902.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	532,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,160,990.40	878,873.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,158,710.28	807,967.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	305,144.00	235,767.50	01/01/25	06/30/25	04/11/25	328,746.65	4,750.94	31,902.61	489,771.60	0.00	0.00
44	656,091.76	697,871.59	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	487,926.00	360,404.00	01/01/24	09/30/24	10/14/25	0.00	5,434.42	29,107.13	256,890.58	8.44	0.00
47	683,542.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	577,921.00	294,661.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	605,939.00	326,444.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	273,265.10	224,178.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	109,833,450.83	71,486,175.35				23,289,766.63	762,651.34	206,778.17	2,850,734.09	8.44	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	3	65,911,296.70	2	60,906,544.73	0	0.00	0	0.00	0	0.00	0	0.00	5.062230%	5.010501%	13
11/18/25	0	0.00	0	0.00	3	65,929,375.39	1	4,664,759.34	0	0.00	0	0.00	0	0.00	0	0.00	5.062379%	5.010651%	14
10/20/25	0	0.00	0	0.00	3	65,945,888.50	1	4,672,240.80	0	0.00	0	0.00	0	0.00	0	0.00	5.062512%	5.010784%	15
09/17/25	0	0.00	0	0.00	2	60,930,385.22	1	4,680,385.22	0	0.00	0	0.00	0	0.00	0	0.00	5.062659%	5.010932%	16
08/15/25	0	0.00	0	0.00	2	60,937,794.49	1	4,687,794.49	0	0.00	0	0.00	0	0.00	0	0.00	5.062789%	5.011063%	17
07/17/25	0	0.00	0	0.00	2	60,945,169.53	1	4,695,169.53	0	0.00	0	0.00	0	0.00	0	0.00	5.062919%	5.011192%	18
06/17/25	0	0.00	1	4,703,211.42	1	56,250,000.00	1	4,703,211.42	0	0.00	0	0.00	0	0.00	1	9,020,418.30	5.063063%	5.011337%	19
05/16/25	1	4,710,515.24	0	0.00	2	71,839,205.24	1	4,710,515.24	0	0.00	0	0.00	0	0.00	0	0.00	5.058997%	5.002557%	20
04/17/25	0	0.00	0	0.00	2	71,866,000.57	1	4,718,488.51	0	0.00	0	0.00	0	0.00	0	0.00	5.059132%	5.002689%	21
03/17/25	1	56,250,000.00	0	0.00	2	20,366,300.72	1	4,725,721.75	0	0.00	0	0.00	0	0.00	0	0.00	5.059252%	5.002806%	22
02/18/25	0	0.00	2	20,406,430.53	0	0.00	1	4,735,038.57	0	0.00	0	0.00	0	0.00	0	0.00	5.059415%	5.002966%	23
01/17/25	0	0.00	2	20,437,934.25	0	0.00	1	4,742,195.35	0	0.00	0	0.00	0	0.00	1	25,000,000.00	5.059533%	5.003081%	24
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100678	12/06/24	11	6	145,768.43	2,104,071.91	58,932.64	56,250,000.00	07/24/24	13		10/15/25
43	300571663	09/06/24	14	6	31,902.61	489,771.60	19,881.32	5,143,352.90	12/30/24	13
45	300571665	03/06/25	8	6	29,107.13	256,890.58	50,992.26	4,725,721.75	08/15/23	3	02/05/25	12/10/24
Totals					206,778.17	2,850,734.09	129,806.22	66,119,074.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		262,657,508	262,657,508	0		0
13 - 24 Months		424,262,375	358,351,079	5,004,752		60,906,545
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	686,919,884	621,008,587	0	0	65,911,297	0
Nov-25	687,571,706	621,642,330	0	0	65,929,375	0
Oct-25	688,171,402	622,225,514	0	0	65,945,889	0
Sep-25	688,817,807	627,887,422	0	0	60,930,385	0
Aug-25	689,411,930	628,474,136	0	0	60,937,794	0
Jul-25	690,003,398	629,058,229	0	0	60,945,170	0
Jun-25	690,641,874	629,688,663	0	4,703,211	56,250,000	0
May-25	706,817,047	630,267,327	4,710,515	0	71,839,205	0
Apr-25	707,477,019	635,611,019	0	0	71,866,001	0
Mar-25	708,082,114	631,465,813	56,250,000	0	20,366,301	0
Feb-25	708,840,898	688,434,468	0	20,406,431	0	0
Jan-25	709,439,906	689,001,972	0	20,437,934	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100678	56,250,000.00	56,250,000.00	55,000,000.00	05/01/25	(165,656.23)	(0.07280)	06/30/25	02/06/27	I/O
13	883100622	9,201,886.47	9,201,886.47	17,060,000.00	04/28/16	1,259,742.00	3.81220	06/30/25	11/06/26	250
14	883100621	8,814,699.28	8,814,699.28	16,740,000.00	04/21/16	712,688.00	2.25140	06/30/25	11/06/26	250
36	883100628	5,849,005.66	5,849,005.65	11,400,000.00	05/03/16	226,438.00	1.07800	06/30/25	11/06/26	250
43	300571663	5,004,751.97	5,143,352.90	5,100,000.00	03/17/25	185,310.50	0.92140	06/30/25	02/06/27	253
45	300571665	4,656,544.73	4,725,721.75	7,500,000.00	09/04/25	305,333.00	1.16310	09/30/24	02/06/27	253
51	883100633	3,295,214.37	3,295,214.37	7,250,000.00	04/29/16	288,661.00	2.43930	06/30/25	11/06/26	250
55	883100630	2,389,030.92	2,389,030.92	4,900,000.00	04/29/16	326,444.00	3.80500	06/30/25	11/06/26	250
Totals		95,461,133.40	95,668,911.34	124,950,000.00		3,138,960.27

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	883100678	OF	NY	07/24/24	13

The Loan transferred to Special Servicing on 07/24/2024 for imminent monetary default. A Hello Letter and Pre-Negotiation Letter have been sent to the Borrower. Borrower has signed the PNL. Borrower's initial modification proposal rejected.

	Working with Borrower towards new solutions for Loan, in progress as of November 2025.

13	883100622	MF	CA	09/24/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

14	883100621	MF	CA	09/24/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

36	883100628	MF	CA	09/24/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

43	300571663	LO	MS	12/30/24	13

Loan transferred to SS on 1/6/2025. A PNL has been executed. Borrower and Special Servicer are undergoing negotiations for a potential payoff or bring current of the Loan.Special Servicer is dual tracking the Loan.

45	300571665	RT	IN	08/15/23	3

The Loan transferred to the Special Servicer in February 2023 for non-monetary defaults. Special Servicer has connected with the Borrower and is determining next steps; Borrower is making DSC payments but is not in compliance with CMA;

proposal for SNDA w ith new tenant executed by Borrower to be held in escrow until CMA is in full compliance and loan is brought current. Bring Current demand sent to Borrower and they declined to pay it. Lender has accelerated the loan.

Lender has filed a foreclosure suit a nd is seeking to put a Receiver in place; hearing set for Feb 6, 2025 was cancelled on account of Borrower filing for bankruptcy protection under Chapter 11. Lender's motion to Dismiss the BK reset for

	November 7, 2025; debtor is seeking to sell the asset in a 363 sale in 1Q2026; a broker has been selected.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	883100633	MF	CA	09/24/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

55	883100630	MF	CA	09/24/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	883100687	25,642,592.64	5.50300%	25,642,592.64	5.50300%		08/31/20	09/06/20	11/12/20
28	307340028	4,701,574.71	4.14600%	4,638,573.29	4.14600%	10	12/31/20	05/01/20	--
28	307340028	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	05/11/21
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	05/11/21
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	05/11/21
43	300571663	5,565,142.29	5.66000%	5,510,460.09	5.66000%	10	06/06/21	06/12/21	--
43	300571663	0.00	5.66000%	0.00	5.66000%	10	06/22/21	12/06/20	08/11/21
Totals		25,642,592.64		25,642,592.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	883100675 06/17/25	15,589,205.24	23,600,000.00	10,362,298.39	1,317,086.12	10,362,298.39	9,045,212.27	6,543,992.97	0.00	0.00	6,543,992.97	38.38%
52	307340052 02/17/23	3,263,585.66	3,450,000.00	3,815,469.52	821,037.44	3,815,469.52	2,994,432.08	269,153.58	0.00	(117,747.80)	386,901.38	10.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,852,790.90	27,050,000.00	14,177,767.91	2,138,123.56	14,177,767.91	12,039,644.35	6,813,146.55	0.00	(117,747.80)	6,930,894.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	0.00	(20,287.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(21,214.48)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(20,170.10)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(21,091.90)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(21,029.35)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(19,994.09)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(1,254.91)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(1,193.11)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(1,247.66)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(1,188.25)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(1,182.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(1,174.69)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(1,171.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(1,225.03)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(1,164.65)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(1,217.98)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(1,214.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(1,154.53)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(1,207.39)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(1,151.24)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(1,203.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(1,144.65)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(1,141.38)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(1,193.57)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(1,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(1,186.68)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(1,128.24)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(1,163.34)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(1,159.90)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(1,102.77)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/16/23	0.00	(816.61)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(776.39)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(811.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(772.35)	0.00	0.00	0.00	0.00	0.00	0.00
16	883100675	06/17/25	0.00	0.00	6,543,992.97	0.00	0.00	6,543,992.97	0.00	0.00	6,543,992.97
52	307340052	09/15/23	0.00	0.00	386,901.38	0.00	0.00	5,500.00	0.00	0.00	386,901.38
		06/16/23	0.00	0.00	381,401.38	0.00	0.00	112,247.80	0.00	0.00
		02/17/23	0.00	0.00	269,153.58	0.00	0.00	269,153.58	0.00	0.00
Current Period Totals			0.00	(20,287.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(155,271.72)	6,930,894.35	0.00	0.00	6,930,894.35	0.00	0.00	6,930,894.35

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	11,718.75	0.00	0.00	100,909.85	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	977.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	1,549.22	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,218.75	0.00	1,301.97	102,459.07	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		139,979.79

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BBCMS2017-C1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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